Note 20 - Non-controlling Interest	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of non-controlling interests [text block]
20.	Non-Controlling Interest

The changes to the non-controlling interest for the years ended
August 31, 2018
and
2017
are as follows:

Year ended	August 31, 2018	August 31, 2017
Balance at beginning of year	$900,325	$1,368,679
Non-controlling interest’s 45% share of Buckreef’s comprehensive loss	(202,547)	(458,573)
Non-controlling interest’s 25% share of NWBM’s comprehensive income (loss)	2,532	(9,781)
Balance at end of year	$700,310	$900,325

The following is summarized financial information for Buckreef:

	August 31, 2018	August 31, 2017
Current assets	$673,074	$687,195
Long term assets	19,773,205	20,651,428
Current liabilities	(22,183)	(17,390)
Asset retirement obligation	(726,143)	(715,057)
Advances from parent	(22,374,445)	(21,653,034)

Net income (loss) for the year	$(451,057)	$(1,345,872)

The following is summarized financial information for NWBM:

	August 31, 2018	August 31, 2017
Current assets	$—	$—
Long term assets	—	—
Current liabilities	—	(7,462)
Advances from parent	(1,502,491)	(1,499,448)

Net income (loss) for the year	$10,164	$(51,668)